Results for the Year - Option activity (Details)	1 Months Ended					12 Months Ended
	Apr. 30, 2019 EquityInstruments $ / shares	Sep. 30, 2018 EquityInstruments $ / shares	Nov. 30, 2017 EquityInstruments	Jun. 30, 2017 EquityInstruments $ / shares	Mar. 31, 2017 $ / shares	Dec. 31, 2019 EquityInstruments $ / shares	Dec. 31, 2018 EquityInstruments $ / shares	Dec. 31, 2017 EquityInstruments $ / shares	Dec. 31, 2015 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares	$ 0.60	$ 1.40		$ 2.04	$ 2.80	$ 0.60
Outstanding at beginning						12,980,000	14,191,000	46,895,000
Granted	7,200	7,200		8,300,000		7,000	7,000	8,850,000
Exercised							(706,000)	(401,000)
Expired						(89,000)	(512,000)
Forfeited								(5,749,000)
Effect of the Amendment and the June 2017 Award Adjustment			28,800,000	6,600,000				(35,404,000)
Outstanding at end						12,898,000	12,980,000	14,191,000
Exercisable options						11,524,000
Outstanding at beginning of year | $ / shares						$ 3.77	$ 3.45	$ 2.08
Granted | $ / shares						0.60	1.40	2.08
Exercised | $ / shares								0.12
Forfeited | $ / shares								1.86
Effect of the Amendment | $ / shares								1.33
Outstanding at end of year | $ / shares						$ 3.80	$ 3.77	$ 3.45
Weighted average remaining contractual life of equity awards						1 year 4 months 24 days	2 years 4 months 24 days	3 years 2 months 12 days
Key Management Personnel
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning						3,740,000	4,196,000	15,623,000
Granted								4,350,000
Exercised							(123,000)
Expired							(333,000)
Forfeited								(2,976,000)
Effect of the Amendment and the June 2017 Award Adjustment								(12,801,000)
Outstanding at end						3,740,000	3,740,000	4,196,000
Exercisable options						3,493,000
Employees and consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares						$ 2.83
Outstanding at beginning						4,244,000	4,999,000	26,276,000
Granted						7,000	7,000	4,500,000
Exercised							(583,000)	(401,000)
Expired						(89,000)	(179,000)
Forfeited								(2,773,000)
Effect of the Amendment and the June 2017 Award Adjustment								(22,603,000)
Outstanding at end						4,162,000	4,244,000	4,999,000
Exercisable options						4,034,000
Nonemployee consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning						4,996,000	4,996,000	4,996,000
Granted									250,000
Outstanding at end						4,996,000	4,996,000	4,996,000
Exercisable options						3,997,000